DWS Investment Management Americas, Inc.
100 Summer Street
Boston, MA 02110-2146
August 4, 2026
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
RE:
DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio (the “Funds”), each a series of Cash Account Trust (the “Trust”) (Reg. Nos. 033-32476; 811-05970)
Dear Commission Staff:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 70 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on July 28, 2026.
Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.
Very truly yours,
/s/Laura McCollum
Laura McCollum
Vice President and Senior Legal Counsel
DWS Investment Management Americas, Inc.
cc:
John Marten, Vedder Price P.C.